Common shares (Tables)	12 Months Ended
Dec. 31, 2018
Common Shares Tables
Common shares

		As at the Year Ended
	December 31, 2018		December 31, 2017
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	58,161,133	$88,121,286	53,856,509	$85,966,393
Shares issued during the year:
Issuance of Common Stock
on the Private Placement (see iii)	10,264,946	-	-
Exercise of stock options	6,667	5,067	7,334	5,710
Rights Offering, net of issue costs (see i)	-	-	4,187,290	2,029,867
Stock options proceeds receivable (see ii)	-	-	-
Shares for Debt (see ii)	-	-	110,000	89,031
Transfer from contributed capital on the
exercise of stock options (see ii)	-	6,441	-	-
Finder’s Fee	140,812	136,003	-	-
As at the end of the year	68,573,558	96,656,248	58,161,133	88,121,286

	As at the Year Ended
	December 31, 2016
	# of shares	$ amount
As at the beginning of the year	53,306,109	$85,051,553
Shares issued during the year:
Exercise of stock options	565,722	529,255
Stock options proceeds receivable	-	(30,285)
Transfer from contributed capital on the
exercise of stock options	-	415,870
Return to Treasury of
exercised stock options	(15,322)	-
As at the end of the year	53,856,509	85,966,393